Subsequent Events - Additional Information (Details) - Publicstockholder	6 Months Ended
	Jun. 30, 2019	Jul. 31, 2019
Subsequent event, description	During the fourth quarter of 2018, the Company received written notice from the New York Stock Exchange (the “NYSE”) that a NYSE Regulation review of the then-current distribution of the ordinary shares of the Company showed that it had fewer than 300 public holders and was therefore non-compliant with the relevant section of the NYSE Listed Company Manual. During the fourth quarter of 2018, the Company submitted a business plan demonstrating how it expected to return to compliance with the minimum public stockholders’ requirement within 18 months.
Subsequent Event | Minimum
Number of public stockholders		300